Other assets	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Other assets

19	Other assets

	2023	2022
Other recoverable taxes (i)	128,738	139,168
Advances to third parties	7,452	7,057
Prepaid expenses	9,427	9,858
Judicial deposits	13,740	16,753
Works-for-taxes program	-	7,902
Receivables from mining contractors	14,722	10,028
Other assets	42,469	19,194
Total other assets	216,548	209,960
Current assets	86,934	75,486
Non-current assets	129,614	134,474

(i) Other recoverable taxes is composed mainly from tax credits related to ICMS (Tax on Circulation of Goods and Services), primarily generated from purchases. Additionally, there are PIS and COFINS credits, essentially arising from credits on the acquisition of fixed assets.